SUPPLEMENT TO THE PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION
                           DATED NOVEMBER 3, 2003 FOR
                            THE INDUSTRY LEADERS FUND

                    THE DATE OF THE SUPPLEMENT IS MAY 5, 2004

                                   PROSPECTUS

As of May 6, 2004, it is anticipated that the Fund will close Class D Shares to new investors.


THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGES 9-10 OF THE PROSPECTUS:

PORTFOLIO MANAGER

The Adviser's portfolio managers for the Fund are Gerald P. Sullivan and Ralph
A. Hallenborg, Jr.

Mr. Sullivan is the President and Chief Executive Officer of the Adviser and the Fund. He has been the President of the Adviser since 1996 and the portfolio manager of the Fund since its inception. Previous to that he was a Vice President of First Fidelity Bancorporation, a Managing Director of Hilliard Farber & Co., and a Senior Management Analyst for The Atlanta Committee for the Olympic Games. Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago's Graduate School of Business.

Mr. Hallenborg is the Chief Executive Officer ("CEO") of the Adviser. He has been CEO of the Adviser and portfolio manager of the Fund since April 2004. Additionally, since 2001 Mr. Hallenborg has been the managing member of Miles Asset Management, LLC, a private investment partnership that invests exclusively in debt securities. From 1997-2000 he was Chairman and Chief Executive Officer of Aubrey G. Lanston & Co. Inc. Mr. Hallenborg obtained his undergraduate degree from California State University, Sacramento and holds both an M.B.A. and an M.S.B.A. from University of Southern California Graduate School of Business.


                       ***********************************
                       STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REPLACES THE CORRESPONDING INFORMATION WHICH APPEARS UNDER THE HEADING "TRUSTEES AND OFFICERS OF THE FUND" ON PAGES 11-14 OF THE STATEMENT OF ADDITIONAL INFORMATION:

                        TRUSTEES AND OFFICERS OF THE FUND

Overall responsibility for management of the Trust rests with the Board of Trustees. The Fund is a statutory trust organized under the laws of the State of Delaware. Under its trust Instrument, the Board is authorized to fix the number of Trustees at any number between two and twelve. At a meeting of April 15, 2004, the Board fixed the number of Trustees of the Fund at six. There are, however, currently 2 Trustees, neither of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. Accordingly, the Board has nominated four individuals to fill the existing vacancies, as further described below.

The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The current officers and Trustees of the Trust, addresses, and their business affiliations for the past five years are as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                                ---------
                                                                                                PORTFOLIOS       OTHER
                                                                                                ----------       -----
                                                  TERM OF OFFICE;                                IN FUND     DIRECTORSHIPS
                                                  ---------------                                -------     -------------
                              POSITION(S) HELD    LENGTH OF TIME    PRINCIPAL OCCUPATION(S)      COMPLEX        HELD BY
                              ----------------    --------------    -----------------------      -------        -------
  NAME, ADDRESS, AND AGE         WITH TRUST           SERVED           DURING PAST 5 YEARS       OVERSEEN       TRUSTEE*
  ----------------------         ----------           ------           -------------------       --------       --------
----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------------------------------------------------------------------------------
Richard Wellbrock**          Chairman of the      Indefinite       Chairman of the Hilltop      N/A - Only   None
27 Tall Timbers              Board of Trustees    Term; Since      Community Bank in Summit,    one
Watchung, NJ 07069                                April 12, 2004   NJ; Vice-Chairman of the     portfolio
Born: 6/24/1937                                                    Raritan Valley Community     in "Fund
                                                                   College; Vice-Chairman of    Complex"
                                                                   the New Jersey Council of
                                                                   Community Colleges;
                                                                   Private Real Estate
                                                                   Investor.

----------------------------------------------------------------------------------------------------------------------------
Brendan Sachtjen             Trustee              Indefinite       Senior Vice President,       N/A - Only   None
34 Tanglewylde Ave.                               Term; Since      Webster Bank; Senior Vice    one
Bronxville, NY 10708                              April 12, 2004   President, Independence      portfolio
Born:  12/28/1959                                                  Community Bank; Senior       in "Fund
                                                                   Vice President KeyBank       Complex"
                                                                   Corporate Lending Group.
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
Gerald P. Sullivan           President, Chief     Indefinite;      President, Chief             n/a
P.O. Box 80                  Executive Officer    Since            Investment Officer of
Summit, NJ 07902-0080                             Inception of     Claremont Investment
Age: 43                                           Fund 3/17/99     Partners, LLC.
----------------------------------------------------------------------------------------------------------------------------
Travis L. Gering             Secretary            Indefinite;      Attorney - Partner, Wuersh   n/a
Wuersh & Gering, LLP                              Since            & Gering, LLP (law firm).
11 Hanover Square,                                Inception of
19th Floor                                        Fund 3/17/99
New York, New York 10005
----------------------------------------------------------------------------------------------------------------------------

On April 15, 2004, the Nominating Committee of the Fund's Board of Trustees nominated four individuals to fill the four vacancies on the Board. Under most circumstances, the Fund's Trustees would be appointed to the Board by the existing Trustees. The 1940 Act, however, requires that if less than a majority of the trustees holding office have been elected by the Trust's shareholders, the trustees in office shall call a shareholder's meeting for the election of trustees. In addition, the 1940 Act provides that trustees may not fill vacancies unless thereafter at least two-thirds of the trustees have been elected by shareholders. Accordingly, the Fund intends to hold a meeting of its shareholders on or about May 20, 2004. At this meeting, it is anticipated that the shareholders will vote to elect each of the two current Trustees and four additional nominees as Trustees of the Fund. As of April 16, 2004 (the "Record Date"), over 85% of the shares of The Industry Leaders Fund were held, beneficially or of record, by officers of the Fund and the Adviser or members of their immediate families, and, for this reason, the Fund's management believes that each of the proposals will be approved.

The four nominees, their addresses, and their business affiliations for the past five years are set forth in the table below. None of the nominees is an "interested person" of the Trust within the meaning of that term under the 1940 Act

----------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                 ---------
                                                                                                 PORTFOLIOS      OTHER
                                                                                                 ----------      -----
                                                   TERM OF OFFICE;                                IN FUND     DIRECTORSHIPS
                                                   ---------------                                -------     -------------
                               POSITION(S) HELD    LENGTH OF TIME    PRINCIPAL OCCUPATION(S)      COMPLEX       HELD BY
                               ----------------    --------------    -----------------------      -------       -------
   NAME, ADDRESS, AND AGE          WITH TRUST          SERVED           DURING PAST 5 YEARS       OVERSEEN      TRUSTEE*
   ----------------------          ----------          ------           -------------------       --------      --------
----------------------------------------------------------------------------------------------------------------------------
Chris Landsberg                N/A                 N/A              Vice President, GFI Group,   N/A - Only   None
155 East 91st St.                                                   Inc. (interbank broker)      one
New York, NY 10128                                                                               portfolio
Born:  12/9/1960                                                                                 in "Fund
                                                                                                 Complex"
----------------------------------------------------------------------------------------------------------------------------
Eric Mollman                   N/A                 N/A              Telecom Consultant, NH II,   N/A - Only   None
17 Oak Knoll Rd.                                                    LLC; Vice President          one
Summit, NJ 07901                                                    Finance, Neoworld            portfolio
Born:  8/17/1960                                                    Communications, Inc.         in "Fund
                                                                    (wireless telecom            Complex"
                                                                    company); Senior Vice
                                                                    President / Managing
                                                                    Director / Head of High
                                                                    Yield Research, Banc One
                                                                    Capital Markets
----------------------------------------------------------------------------------------------------------------------------
Robert Wellbrock**             N/A                 N/A              Private Real Estate          N/A - Only   None
28 Fairway Drive                                                    Investor; Member of the      one
Green Brook, NJ  08812                                              Graduate School Tax          portfolio
Born:  10/28/1946                                                   Faculty, Fairleigh           in "Fund
                                                                    Dickenson University;        Complex"
                                                                    Financial Officer, Vemics,
                                                                    Inc. (computer software
                                                                    company); Vice
                                                                    President-Taxes, American
                                                                    Standard Companies, Inc.
                                                                    (global diversified
                                                                    manufacturing)
----------------------------------------------------------------------------------------------------------------------------
Peter P. Schaffer              N/A                 N/A              Financial Director/CFO,      N/A - Only   None
193 Mountain Ave.                                                   AT&T Finance                 one
Summit, NJ 07901                                                                                 portfolio
Born:  5/15/1962                                                                                 in "Fund
                                                                                                 Complex"
----------------------------------------------------------------------------------------------------------------------------

     * The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
     ** Richard Wellbrock and Robert Wellbrock are brothers.

SHARE OWNERSHIP

The following table reflects Trustees' and nominees' beneficial ownership of equity securities in the Fund as of December 31, 2003.

-------------------------------------------------------------------------------------------------------------
Name                         Dollar Range of Equity           Aggregate Dollar Range of Equity Securities in
                             Securities in the Fund as of     All Registered Investment Companies Overseen by
                             December 31, 2003                Director in Family of Investment Companies
-------------------------------------------------------------------------------------------------------------
Richard Wellbrock                   $10,001 - $50,000                        $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------
Brendan Sachtjen                      $1 - $10,000                              $1 - $10,000
-------------------------------------------------------------------------------------------------------------
Chris Landsberg                    $50,001 - $100,000                       $50,001 - $100,000
-------------------------------------------------------------------------------------------------------------
Eric C. Mollman                    $50,001 - $100,000                       $50,001 - $100,000
-------------------------------------------------------------------------------------------------------------
Robert Wellbrock                          None                                     None
-------------------------------------------------------------------------------------------------------------
Peter P. Schaffer                         None                                     None
-------------------------------------------------------------------------------------------------------------

As of January 1, 2004 the Adviser pays each of its Trustees a fee of $100 for attendance at each meeting (including phone meetings) and reimburses Trustees for expenses incurred for attendance at meetings. As noted below, all compensation paid to Trustees is paid by the Adviser and not from Trust assets.

The Trust does not provide pension or retirement benefits to Trustees or Trust officers.

Neither of the Fund's current Trustees was serving in that capacity during the fiscal year ended June 30, 2003.

The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities. The Nominating Committee, first established by the Board on April 15, 2004, is responsible for the selection of candidates qualified to serve as Independent Trustees. The Nominating Committee, whose members currently consist of all of the Independent Trustees, has held one meeting during the current fiscal year. The Audit Committee, first established by the Board on June 3, 2003, is responsible for overseeing the audit process and providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust's financial reports. The Audit Committee, whose members currently consist of all of the Independent Trustees, held one (1) meeting during the fiscal year ended June 30, 2003.

                        *********************************

At the meeting of shareholders scheduled for May 20, 2004, it is also anticipated that the shareholders will approve a new investment advisory agreement with Claremont Investment Partners, LLC ("Claremont"). Claremont, which has served as the Fund's investment adviser since the inception of the Fund, is organized as a limited liability company under the laws of the state of Delaware. Currently, Claremont has outstanding both preferred and common stock, with each class owned by different persons. Since the commencement of Claremont's operations in 1996, voting control of the company has been vested in the holders of Claremont's preferred shares. Claremont's stockholders have determined to restructure the company. Following the restructuring, the holders of the company's common stock will be vested with voting control of Claremont.

Counsel has advised Claremont that this change in the ownership of Claremont's voting securities may result in the termination of the investment advisory agreement ("Current Agreement") between the Fund and Claremont. In order to ensure the continuity of the Fund's management, shareholders of the Fund will be asked at the May 20, 2004 meeting to formally approve a new investment advisory agreement ("New Agreement") between Claremont and the Fund. Except for its inception date, the terms of the New Agreement are substantially the same as those of the Current Agreement; in particular, compensation payable to Claremont for its investment advisory services is unchanged in the New Agreement. The language in several Sections of the New Agreement has been modified for clarification purposes.